INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,558	$ 1,256
Finished products	2,009	1,148
Inventories, net	3,567	2,404
Valuation adjustment for slow inventory	$ 3,217	$ 2,129